AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 4.9%
280,420	Fidelity Investments Money Market Government Portfolio - Class I, 1.19%[1]	$280,420

Principal Amount
$365,000	UMB Bank Demand Deposit, 0.01%[1,2]	365,000
50,000	UMB Bank Demand Deposit, 0.01%[1]	50,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $695,420)	695,420

	TOTAL INVESTMENTS — 4.9%
	(Cost $695,420)	695,420
	Other Assets in Excess of Liabilities — 95.1%	13,628,379
	TOTAL NET ASSETS — 100.0%	$14,323,799

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/29/27	$28,035,197	$(4,419,675)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/26	15,778,920	(278,776)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/23	4,404,961	(19,872)
Morgan Stanley	Alphas Managed Accounts Platform XV Limited Portfolio[2]	Receive	0.45% of Notional Value	3/9/23	5,162,506	(16,764)
TOTAL SWAP CONTRACTS						$(4,735,087)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
45	10 year Italian Bond	Deutsche Bank	Sep-22	$5,781,503	$(148,292)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(57)	Eurodollar	Deutsche Bank	Jun-23	$(13,720,843)	$(83,939)
(46)	3 Month SONIA Index Futures	Deutsche Bank	Sep-23	(13,693,287)	(68,913)
(36)	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	(6,721,015)	(12,330)
(40)	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-22	(6,406,215)	(36,142)
(20)	3 month Euro (EURIBOR)	Deutsche Bank	Dec-22	(5,185,317)	82,020

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Put	AUD/GBP	Jul-22	$1.72	$21,976,346	$1,219
	Put	JPY/EUR	Sep-22	119.00	18,897,071	22,352
	Put	JPY/AUD	Jul-22	72.00	18,668,272	-
	Put	JPY/EUR	Sep-22	126.50	14,172,803	50,163
	Call	ZAR/USD	Jul-22	16.25	9,043,392	110,266
	Call	USD/AUD	Oct-22	0.80	8,711,860	4,560
	Put	SEK/USD	Sep-22	9.50	7,234,713	10,931
	Put	JPY/EUR	Jul-22	138.50	7,086,402	14,047
	Put	USD/EUR	Sep-22	1.01	5,669,121	38,473
	Put	JPY/GBP	Jul-22	162.75	4,944,678	5,193
Written
	Put	AUD/GBP	Jul-22	$1.72	$(21,976,346)	$(1,219)
	Put	JPY/EUR	Sep-22	119.00	(18,897,071)	(22,352)
	Put	JPY/AUD	Jul-22	72.00	(18,668,272)	-
	Put	JPY/EUR	Sep-22	126.50	(14,172,803)	(50,163)
	Call	ZAR/USD	Jul-22	16.25	(9,043,392)	(110,266)
	Call	USD/AUD	Oct-22	0.80	(8,711,860)	(4,560)
	Put	SEK/USD	Sep-22	9.50	(7,234,713)	(10,931)
	Put	JPY/EUR	Jul-22	138.50	(7,086,402)	(14,047)
	Put	USD/EUR	Sep-22	1.01	(5,669,121)	(38,473)
	Put	JPY/GBP	Jul-22	162.75	(4,944,678)	(5,193)

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1 - Continued

OPTIONS ON FUTURES

	Put/Call	Description	Number of Contracts	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	114	Mar-23	$98.75	$28,191,642	$7,853
Written
	Call	Eurodollar	(114)	Jun-22	$99.50	$(28,405,756)	$(3,570)
	Call	3 month Euro (EURIBOR)	(53)	Mar-23	98.25	(13,567,356)	(10,357)
	Call	Eurodollar	(57)	Sep-22	95.88	(13,558,719)	(45,270)
	Call	Eurodollar	(53)	Dec-22	96.00	(12,688,221)	(47,927)

TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Appreciation (Depreciation)
Short Contracts
	Jul-22	Deutsche Bank	(5,455,743)	EUR	(5,676,688)	USD	$17,676.45

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Appreciation (Depreciation)
Long Contracts
	Sep-22	Deutsche Bank	12,228,956	SGO	8,854,806	USD	$58,999
	Sep-22	Deutsche Bank	5,282,051	USD	7,557,351	AUD	(78,970)
	Sep-22	Deutsche Bank	7,391,289	USD	6,995,864	EUR	(41,179)
	Sep-22	Deutsche Bank	25,432,035,645	COP	6,341,308	USD	318,477
	Sep-22	Deutsche Bank	330,495,408	PHO	6,111,064	USD	135,189
	Sep-22	Deutsche Bank	110,989,461	MXN	5,410,738	USD	(11,256)
	Sep-22	Deutsche Bank	75,119,980,813	IDO	5,113,339	USD	74,070
	Sep-22	Deutsche Bank	3,060,032	USD	4,850,741	NZD	(45,686)
	Sep-22	Deutsche Bank	3,856,016,412	CLP	4,384,232	USD	335,944
	Sep-22	Deutsche Bank	625,090,439	JPY	4,660,825	USD	36,713
Short Contracts
	Sep-22	Deutsche Bank	(347,026,166)	PHO	(6,427,649)	USD	$(152,829)
	Sep-22	Deutsche Bank	(4,338,540)	USD	(6,161,752)	AUD	96,171
	Sep-22	Deutsche Bank	(25,987,912,294)	COP	(6,513,991)	USD	(359,379)
	Sep-22	Deutsche Bank	(7,562,948)	SGO	(5,477,892)	USD	(38,154)
	Sep-22	Deutsche Bank	(6,798,635)	CAD	(5,300,903)	USD	(26,241)
	Sep-22	Deutsche Bank	(699,962,583)	JPY	(5,239,656)	USD	(61,592)
	Sep-22	Deutsche Bank	(3,141,968)	USD	(4,991,555)	NZD	40,146
	Sep-22	Deutsche Bank	(101,996,670)	MXN	(4,979,030)	USD	3,681

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

COP- Colombian Peso

EUR - Euro

GBP - British Pound

IDO - Indonesian Rupiah Offshore

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

PHO - Philippine Peso

SEK - Swedish Krona

SGO - Signapore Dollar Offshore

USD - U.S. Dollar

ZAR - South African Rand

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
59	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-23	$9,563,446	$(57,306)
25	3 month Euro (EURIBOR)	Deutsche Bank	Jun-23	6,331,713	(19,024)
19	SOFR 3 month Futures	Deutsche Bank	Jun-23	4,558,171	(25,550)
18	SOFR 3 month Futures	Deutsche Bank	Mar-23	4,275,945	(30,924)
13	3 Month SONIA Index Futures	Deutsche Bank	Mar-23	3,946,003	(25,113)
17	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-23	3,156,430	(16,521)
11	3 Month SONIA Index Futures	Deutsche Bank	Jun-23	3,128,302	(16,220)
9	3 month Euro (EURIBOR)	Deutsche Bank	Dec-22	2,336,205	(7,791)
22	3 year Australian Treasury Bond	Deutsche Bank	Sep-22	1,605,079	4,517
8	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	1,467,723	(11,570)
12	10 year US Treasury Notes	Deutsche Bank	Sep-22	1,404,570	(7,307)
5	Copper Grade A Future	Deutsche Bank	Sep-22	972,099	(100,760)
9	JPY/USD	Deutsche Bank	Sep-22	866,920	(14,174)
4	Gold	Deutsche Bank	Aug-22	802,277	(21,677)
8	Copper Future	Deutsche Bank	Dec-22	707,052	(46,124)
3	E-Mini S&P 500	Deutsche Bank	Sep-22	634,544	(7,087)
3	Euro-Bund Future	Deutsche Bank	Sep-22	500,027	(219)
4	Long Gilt Future	Deutsche Bank	Sep-22	498,919	(9,689)
4	Euro-Bobl Future	Deutsche Bank	Sep-22	498,694	3,307
4	EUR/USD	Deutsche Bank	Sep-22	475,169	(1,428)
5	FTSE 100 Index Future	Deutsche Bank	Sep-22	458,304	(1,249)
2	E-Mini Nasdaq-100	Deutsche Bank	Sep-22	394,394	(879)
8	Wheat Future	Deutsche Bank	Jul-23	368,970	(49,216)
3	5 year US Treasury Notes	Deutsche Bank	Sep-22	331,680	2,397

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(24)	3 month Euro (EURIBOR)	Deutsche Bank	Sep-22	$(6,336,947)	$21,901
(11)	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-22	(1,794,124)	6,028
(4)	3 Month SONIA Index Futures	Deutsche Bank	Dec-22	(1,283,780)	4,589
(14)	Copper Future	Deutsche Bank	Sep-22	(1,278,129)	140,780
(5)	Copper Grade A Future	Deutsche Bank	Sep-22	(1,098,895)	106,820
(5)	Euro-Bund Future	Deutsche Bank	Sep-22	(851,140)	(12,597)
(6)	Euro-Bobl Future	Deutsche Bank	Sep-22	(772,217)	(4,451)
(11)	AUD/USD	Deutsche Bank	Sep-22	(770,285)	25,740
(5)	EUR/USD	Deutsche Bank	Sep-22	(646,154)	12,266
(3)	2 year US Treasury Notes	Deutsche Bank	Sep-22	(634,304)	110
(3)	E-Mini Nasdaq-100	Deutsche Bank	Sep-22	(611,917)	15,179
(5)	10 year US Treasury Notes	Deutsche Bank	Sep-22	(586,344)	(3,738)
(15)	Corn Future	Deutsche Bank	Sep-22	(502,009)	72,742
(9)	Cotton No.2 Future	Deutsche Bank	Dec-22	(434,039)	107,690
(9)	FTSE Taiwan Index Future	Deutsche Bank	Jul-22	(432,600)	13,125
(4)	Silver	Deutsche Bank	Sep-22	(429,085)	37,188
(2)	3 Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-23	(427,930)	(1,487)
(2)	3 month Euro (EURIBOR)	Deutsche Bank	Dec-23	(408,314)	961
(4)	2 year Euro-Schatz	Deutsche Bank	Sep-22	(405,036)	(2,182)
(2)	Eurodollar	Deutsche Bank	Dec-23	(400,757)	2,022
(1)	3 Month SONIA Index Futures	Deutsche Bank	Mar-24	(394,796)	2,145
(9)	Lean Hog Future	Deutsche Bank	Aug-22	(384,335)	6,480
(2)	S&P Canada 60 Index Future	Deutsche Bank	Sep-22	(379,008)	34,810
(8)	Wheat Future	Deutsche Bank	Sep-22	(348,805)	83,572
(4)	CME E-Mini Russell 2000 Index	Deutsche Bank	Sep-22	(342,539)	24,977
(2)	E-Mini S&P 500	Deutsche Bank	Sep-22	(341,329)	1,394

AUD - Australian Dollar

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
4	C $ Currency Future	Morgan Stanley	Sept-22	$292,152	$(5,051)
2	AUD/USD Currency Future	Morgan Stanley	Sept-22	141,676	(4,203)
1	S&P TSX 60 Index Fututure	Morgan Stanley	Sept-22	60,356	(2,167)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(10)	JPN Yen Currency Future	Morgan Stanley	Sep-22	$(887,139)	$14,688
(3)	US 2Yr Note (Cbt)	Morgan Stanley	Sep-22	(646,862)	889
(4)	Euro Fx Currency Future	Morgan Stanley	Sep-22	(538,125)	10,577
(2)	90 Day Euro Future	Morgan Stanley	Mar-24	(414,761)	1,055
(2)	90 Day Euro Future	Morgan Stanley	Dec-23	(414,290)	807
(2)	90 Day Euro Future	Morgan Stanley	Sep-23	(413,649)	1,243
(1)	JPN 10Yr Bond (Ose)	Morgan Stanley	Sep-22	(372,401)	1,688
(1)	90 Day Euro Future	Morgan Stanley	Sep-24	(332,773)	513
(1)	90 Day Euro Future	Morgan Stanley	Jun-24	(332,602)	632
(1)	90 Day Euro Future	Morgan Stanley	Mar-25	(250,239)	1,123
(1)	90 Day Euro Future	Morgan Stanley	Dec-24	(250,213)	607
(1)	90 Day Euro Future	Morgan Stanley	Jun-23	(248,668)	1,145
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-24	(201,436)	1,887
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-24	(201,271)	2,886
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-23	(201,147)	3,244
(2)	Euro-Schatz Future	Morgan Stanley	Sep-22	(195,605)	(761)
(1)	Gold 100 Oz Future	Morgan Stanley	Aug-22	(186,152)	3,656
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-24	(174,810)	1,401
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-24	(174,810)	1,029
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-24	(174,775)	703
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	(174,775)	1,549
(1)	90 Day Euro Future	Morgan Stanley	Jun-25	(165,189)	(402)
(1)	US 5Yr Note (Cbt)	Morgan Stanley	Sep-22	(153,783)	(427)
(1)	Silver Future	Morgan Stanley	Sep-22	(104,803)	4,636
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-25	(100,863)	380
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-25	(100,853)	447
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-24	(100,832)	(343)
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-24	(100,791)	(530)
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-23	(100,491)	(624)
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-23	(100,397)	484
(1)	Long Gilt Future	Morgan Stanley	Sep-22	(94,349)	1,136
(1)	CHF Currency Future	Morgan Stanley	Sep-22	(89,624)	(3,157)
(1)	Euro-Bobl Future	Morgan Stanley	Sep-22	(88,503)	(308)
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	(87,521)	(201)
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	(87,414)	931
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-24	(87,396)	(457)
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-25	(87,378)	251
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-25	(87,343)	295
(1)	90 Day Euro Future	Morgan Stanley	Mar-23	(81,923)	(414)
(1)	GBP Currency Future	Morgan Stanley	Sep-22	(78,531)	(557)
(1)	Nasdaq 100 E-Mini	Morgan Stanley	Sep-22	(78,401)	(1,357)
(1)	Lme Copper-17	Morgan Stanley	Aug -22	(70,231)	1,239
(1)	Australian 10Yr Bond Future	Morgan Stanley	Sep-22	(68,449)	(404)
(1)	CAN 10Yr Bond Future	Morgan Stanley	Sep-22	(65,501)	2,347
(1)	S&P 500 Emini Future	Morgan Stanley	Sep-22	(64,422)	(847)
(1)	New Zealand $ Future	Morgan Stanley	Sep-22	(64,293)	1,420
(2)	Euro Stoxx 50	Morgan Stanley	Sep-22	(61,665)	618

AUD - Australian Dollar

CAN - Canadian Dollar

CHF - Swiss Franc

GBP - British Pound

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Alphas Managed Accounts Platform XV Limited Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
8	WTI Crude Future	Morgan Stanley	Oct-22	$816,760	$(14,620)
8	CAN 10Yr Bond Future	Morgan Stanley	Sep-22	770,297	3,387
6	US 10YR Note (Cbt)	Morgan Stanley	Sep-22	701,000	8,041
6	Brent Crude Future	Morgan Stanley	Oct-22	630,840	2,691
6	Coffee C Future	Morgan Stanley	Dec-22	505,223	5,638
7	AUD/USD Currency Future	Morgan Stanley	Sep-22	486,160	(2,379)
4	E-Mini Russ 2000	Morgan Stanley	Sep-22	344,956	(3,355)
3	SPI 200 Futures	Morgan Stanley	Sep-22	341,999	(7,645)
2	NY Harbor ULSD Future	Morgan Stanley	Oct-22	334,488	(23,804)
3	C $ Currency Future	Morgan Stanley	Sep-22	236,520	(3,425)
3	Soybean Future	Morgan Stanley	Nov-22	217,300	1,445
1	Gold 100 Oz Future	Morgan Stanley	Aug-22	181,838	(1,108)
1	EURO-Bund Future	Morgan Stanley	Sep-22	156,587	(367)
1	EURO FX Currency Future	Morgan Stanley	Sep-22	132,300	(577)
1	CHF Currency Future	Morgan Stanley	Sep-22	130,163	1,630
1	JPN Yen Currency Future	Morgan Stanley	Sep-22	93,100	(402)
1	GBP Currency Future	Morgan Stanley	Sep-22	76,125	121
1	Cotton No.2 Future	Morgan Stanley	Mar-23	47,820	(432)
3	Austrailian 10Yr Bond Future	Morgan Stanley	Sep-22	199	5,267

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(8)	WTI Crude Future	Morgan Stanley	Nov-22	$(787,160)	$5,147
(6)	Bent Crude Future	Morgan Stanley	Nov-22	(616,320)	(602)
(6)	Coffee C Future	Morgan Stanley	Mar-23	(500,700)	(3,634)
(2)	NY Harbor ULSD Future	Morgan Stanley	Sep-22	(341,460)	25,209
(1)	NASDAQ 100 E-Mini	Morgan Stanley	Sep-22	(231,072)	482
(3)	Soybean Future	Morgan Stanley	Mar-23	(216,850)	(1,125)
(1)	S&P500 Emini Future	Morgan Stanley	Sep-22	(189,438)	(37)
(2)	FTSE 100 Index Future	Morgan Stanley	Sep-22	(173,875)	123
(1)	Long Glit Future	Morgan Stanley	Sep-22	(136,945)	(2,111)
(1)	Soybean Future	Morgan Stanley	Aug-22	(77,350)	(672)
(1)	Cotton No.2 Future	Morgan Stanley	Dec-22	(48,645)	(774)
(1)	Wheat Future(Cbt)	Morgan Stanley	Sep-22	(48,400)	4,194
(2)	Cocoa Future	Morgan Stanley	Sep-22	(47,938)	1,138
(1)	Cotton No.2 Future	Morgan Stanley	May-23	(46,635)	401
(1)	Soybean Oil Future	Morgan Stanley	Aug-22	(41,280)	1,071

AUD - Australian Dollar

GBP - British Pounds

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 34 investments.